Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Other Assets and Other Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	1,627,189	841,542
Collateral provided for derivative transactions	852,895	529,967
Financial Stabilization Funds	318,112	330,153
Security deposits	111,828	106,881
Miscellaneous receivables	60,115	84,861
Loans held for sale	45,072	10,411
Other	455,293	437,734

Total	3,470,504	2,341,549

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,407,575	1,424,490
Guaranteed trust principal	—	578,283
Factoring amounts owed to customers	305,597	335,944
Collateral accepted for derivative transactions	539,515	322,960
Miscellaneous payables	463,077	249,487
Matured debentures	179,012	150,241
Unearned income	145,357	146,536
Accrued pension liability	29,748	102,392
Other	724,171	768,556

Total	3,794,052	4,078,889